Fair Value Measurement - Fair Value of Derivative Financial Instruments (Detail) - CAD ($) $ in Millions	Oct. 31, 2025	Oct. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Negative	$ (24,469)	$ (21,777)
Positive	(24,469)	(21,777)
Positive	38,352	36,435
Negative	41,411	40,654
Net	(3,059)	(4,219)
Held For Trading For Trading Purpose [member]
Disclosure of detailed information about financial instruments [line items]
Positive	34,032	33,485
Negative	39,237	39,847
Net	(5,205)	(6,362)
Held For Trading For Trading Purpose [member] | Interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Positive	6,003	6,644
Negative	6,101	9,674
Net	(98)	(3,030)
Held For Trading For Trading Purpose [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	6,001	6,642
Negative	6,098	9,672
Net	(97)	(3,030)
Held For Trading For Trading Purpose [member] | Interest rate derivatives [member] | Exchange traded [member]
Disclosure of detailed information about financial instruments [line items]
Positive	2	2
Negative	3	2
Net	(1)
Held For Trading For Trading Purpose [member] | Interest rate derivatives [member] | Forward contract [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	86	135
Negative	182	239
Net	(96)	(104)
Held For Trading For Trading Purpose [member] | Interest rate derivatives [member] | Swap contract [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	5,106	6,149
Negative	5,307	9,124
Net	(201)	(2,975)
Held For Trading For Trading Purpose [member] | Interest rate derivatives [member] | Purchased options [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	809	358
Net	809	358
Held For Trading For Trading Purpose [member] | Interest rate derivatives [member] | Purchased options [member] | Exchange traded [member]
Disclosure of detailed information about financial instruments [line items]
Positive	2	2
Net	2	2
Held For Trading For Trading Purpose [member] | Interest rate derivatives [member] | Written options [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Negative	609	309
Net	(609)	(309)
Held For Trading For Trading Purpose [member] | Interest rate derivatives [member] | Written options [member] | Exchange traded [member]
Disclosure of detailed information about financial instruments [line items]
Negative	3	2
Net	(3)	(2)
Held For Trading For Trading Purpose [member] | Foreign exchange derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Positive	12,792	12,877
Negative	13,995	14,858
Net	(1,203)	(1,981)
Held For Trading For Trading Purpose [member] | Foreign exchange derivatives [member] | Forward contract [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	7,173	7,378
Negative	6,243	6,379
Net	930	999
Held For Trading For Trading Purpose [member] | Foreign exchange derivatives [member] | Swap contract [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	4,979	5,056
Negative	7,174	7,944
Net	(2,195)	(2,888)
Held For Trading For Trading Purpose [member] | Foreign exchange derivatives [member] | Purchased options [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	640	443
Net	640	443
Held For Trading For Trading Purpose [member] | Foreign exchange derivatives [member] | Written options [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Negative	578	535
Net	(578)	(535)
Held For Trading For Trading Purpose [member] | Credit derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Positive	77	46
Negative	86	55
Net	(9)	(9)
Held For Trading For Trading Purpose [member] | Credit derivatives [member] | Credit default swap contacts protection purchased [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	77	46
Negative	1	3
Net	76	43
Held For Trading For Trading Purpose [member] | Credit derivatives [member] | Credit default swap contacts protection sold [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Negative	85	52
Net	(85)	(52)
Held For Trading For Trading Purpose [member] | Equity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Positive	11,379	10,810
Negative	14,452	11,113
Net	(3,073)	(303)
Held For Trading For Trading Purpose [member] | Equity derivatives [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	5,618	4,989
Negative	9,239	6,401
Net	(3,621)	(1,412)
Held For Trading For Trading Purpose [member] | Equity derivatives [member] | Exchange traded [member]
Disclosure of detailed information about financial instruments [line items]
Positive	5,761	5,821
Negative	5,213	4,712
Net	548	1,109
Held For Trading For Trading Purpose [member] | Precious metal and other commodity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Positive	3,781	3,108
Negative	4,603	4,147
Net	(822)	(1,039)
Held For Trading For Trading Purpose [member] | Precious metal and other commodity derivatives [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	3,513	2,692
Negative	4,414	3,906
Net	(901)	(1,214)
Held For Trading For Trading Purpose [member] | Precious metal and other commodity derivatives [member] | Exchange traded [member]
Disclosure of detailed information about financial instruments [line items]
Positive	268	416
Negative	189	241
Net	79	175
Held for hedging and held for trading for economic hedges [member]
Disclosure of detailed information about financial instruments [line items]
Positive	4,320	2,950
Negative	2,174	807
Net	2,146	2,143
Held for hedging and held for trading for economic hedges [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	105	127
Negative	1,172	(408)
Net	(1,067)	535
Held for hedging and held for trading for economic hedges [member] | Interest rate derivatives [member] | Swap contract [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	101	124
Negative	1,171	(410)
Net	(1,070)	534
Held for hedging and held for trading for economic hedges [member] | Interest rate derivatives [member] | Purchased options [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	4	3
Net	4	3
Held for hedging and held for trading for economic hedges [member] | Interest rate derivatives [member] | Written options [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Negative	1	2
Net	(1)	(2)
Held for hedging and held for trading for economic hedges [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	4,053	2,648
Negative	1,000	1,211
Net	3,053	1,437
Held for hedging and held for trading for economic hedges [member] | Foreign exchange derivatives [member] | Forward contract [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	27	28
Negative	63	82
Net	(36)	(54)
Held for hedging and held for trading for economic hedges [member] | Foreign exchange derivatives [member] | Swap contract [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	4,026	2,620
Negative	937	1,129
Net	3,089	1,491
Held for hedging and held for trading for economic hedges [member] | Equity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Positive	162	174
Negative	2	4
Net	160	170
Held for hedging and held for trading for economic hedges [member] | Equity derivatives [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	162	174
Negative	2	4
Net	160	170
Held for hedging and held for trading for economic hedges [member] | Precious metal and other commodity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Positive		1
Net		1
Held for hedging and held for trading for economic hedges [member] | Precious metal and other commodity derivatives [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive		1
Net		1
Derivatives effect of netting [member]
Disclosure of detailed information about financial instruments [line items]
Negative	(24,469)	(21,777)
Positive	(24,469)	(21,777)
Derivatives after effect of netting [member]
Disclosure of detailed information about financial instruments [line items]
Positive	13,883	14,658
Negative	16,942	18,877
Net	$ (3,059)	$ (4,219)